Tax incentives (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Incentives
Percentage of tax reduction	75.00%
Realization period	10 years
ICMS tax incentives	R$ 425,913	R$ 176,284	R$ 68,893